Revenue recognition and operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Revenue recognition and operating segments
Schedule of revenue and profit

				Operating	Operating	Operating
	Revenue	Revenue	Revenue	profit	profit	profit
	2025	2024	2023	2025	2024	2023
	$m	$m	$m	$m	$m	$m
North America
Pest Control	4,148	4,026	3,981	720	688	745
Hygiene & Wellbeing	146	138	131	29	25	23
Sub-total North America	4,294	4,164	4,112	749	713	768

International
Pest Control	1,555	1,455	1,355	323	299	286
Hygiene & Wellbeing	1,059	998	918	195	180	169
Sub-total International	2,614	2,453	2,273	518	479	455

Total	6,908	6,617	6,385	1,267	1,192	1,223
Central and regional overheads	—	—	—	(191)	(175)	(150)
Restructuring costs	—	—	—	(6)	(9)	(9)
Revenue and Adjusted Operating Profit	6,908	6,617	6,385	1,070	1,008	1,064
One-off and adjusting items				(287)	(110)	(119)
Amortisation and impairment of intangible assets[1]				(199)	(254)	(218)
Operating profit				584	644	727
Finance income				46	59	60
Finance cost				(250)	(250)	(232)
Share of profit from associates net of tax				10	9	11
Profit before income tax				390	462	566
1.	Excluding computer software, which is included in our segment operating profit measure.

				Operating	Operating	Operating
	Revenue	Revenue	Revenue	profit	profit	profit
	2025	2024	2023	2025	2024	2023
	$m	$m	$m	$m	$m	$m
Pest Control	5,703	5,481	5,336	1,043	987	1,031
Hygiene & Wellbeing	1,205	1,136	1,049	224	205	192
Total business segments	6,908	6,617	6,385	1,267	1,192	1,223
Central and regional overheads	—	—	—	(191)	(175)	(150)
Restructuring costs	—	—	—	(6)	(9)	(9)
Revenue and Adjusted Operating Profit	6,908	6,617	6,385	1,070	1,008	1,064
One-off and adjusting items				(287)	(110)	(119)
Amortisation and impairment of intangible assets[1]				(199)	(254)	(218)
Operating profit				584	644	727
1.	Excluding computer software, which is included in our segment operating profit measure.

Schedule of analysis of revenue by business segment and by Type

Analysis of revenue by type

	Revenue	Revenue	Revenue
	2025	2024	2023
	$m	$m	$m
Contract service revenue	4,803	4,643	4,489
Job work	1,549	1,472	1,365
Sales of goods	556	502	531
Total	6,908	6,617	6,385

Schedule of revenue and non-current assets by countries

		Non-current		Non-current		Non-current
	Revenue	assets[1]	Revenue	assets[1]	Revenue	assets[1]
	2025	2025	2024	2024	2023	2023
	$m	$m	$m	$m	$m	$m
UK	497	374	466	335	401	307
USA	4,184	8,499	4,056	8,554	4,006	8,578
France	186	103	176	358	170	359
Australia	252	230	247	216	225	211
India	93	104	88	110	74	102
Spain	110	95	98	88	90	98
Other countries	1,586	922	1,486	812	1,419	869
Total	6,908	10,327	6,617	10,473	6,385	10,524
1.	Non-current assets include: intangible assets; property, plant and equipment; right-of-use assets; contract cost assets; and non-current other receivables.

Schedule of other segment items included in the consolidated income statement

	Depreciation,	Net impairment	Depreciation,	Net impairment	Depreciation,	Net impairment
	amortisation and	losses on financial	amortisation and	losses on financial	amortisation and	losses on financial
	impairment	assets	impairment	assets	impairment	assets
	2025	2025	2024	2024	2023	2023
	$m	$m	$m	$m	$m	$m
North America	256	66	269	62	270	43
International	238	8	263	9	218	6
Central and regional	34	—	33	—	28	—
Total	528	74	565	71	516	49
B.